First Trust Preferred Securities and Income Fund
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 21.2%
	Automobiles – 0.3%
10,140	Ford Motor Co.	6.20%	06/01/59	$228,758
20,501	Ford Motor Co.	6.00%	12/01/59	453,277
				682,035
	Banks – 1.1%
35,295	Bank of America Corp., Series KK	5.38%	(a)	774,019
276	Bank of America Corp., Series NN	4.38%	(a)	4,916
572	Bank of America Corp., Series SS	4.75%	(a)	11,194
2,775	JPMorgan Chase & Co., Series GG	4.75%	(a)	56,499
9,907	JPMorgan Chase & Co., Series LL	4.63%	(a)	195,267
7,383	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	187,897
293	Truist Financial Corp., Series R	4.75%	(a)	5,675
11,448	US Bancorp, Series K	5.50%	(a)	264,792
6,741	Wells Fargo & Co., Series Z	4.75%	(a)	129,967
21,400	Wintrust Financial Corp., Series F (b)	7.88%	(a)	560,680
				2,190,906
	Capital Markets – 3.8%
10,457	Affiliated Managers Group, Inc.	5.88%	03/30/59	222,420
4,000	Affiliated Managers Group, Inc.	4.75%	09/30/60	69,680
22,386	Affiliated Managers Group, Inc.	4.20%	09/30/61	347,431
44,561	Affiliated Managers Group, Inc.	6.75%	03/30/64	1,082,832
52,972	Bank of New York Mellon (The) Corp., Series K (b)	6.15%	(a)	1,367,737
9,202	Brookfield Oaktree Holdings, LLC, Series A	6.63%	(a)	201,708
65,222	Carlyle Finance LLC	4.63%	05/15/61	1,182,475
8,499	DigitalBridge Group, Inc., Series H	7.13%	(a)	188,168
36,528	DigitalBridge Group, Inc., Series I	7.15%	(a)	810,191
22,033	DigitalBridge Group, Inc., Series J	7.13%	(a)	488,692
34,217	KKR Group Finance Co., IX LLC	4.63%	04/01/61	617,275
7	Morgan Stanley, Series I	6.38%	(a)	175
4,505	Morgan Stanley, Series K	5.85%	(a)	107,309
2,344	Morgan Stanley, Series P	6.50%	(a)	60,006
16,122	Morgan Stanley, Series Q	6.63%	(a)	415,303
645	State Street Corp., Series G	5.35%	(a)	14,538
22,048	TPG Operating Group II, L.P.	6.95%	03/15/64	572,807
				7,748,747
	Consumer Finance – 0.0%
2,478	Capital One Financial Corp., Series I	5.00%	(a)	48,742
	Diversified REITs – 0.2%
16,370	Global Net Lease, Inc., Series A	7.25%	(a)	367,998
	Diversified Telecommunication Services – 0.6%
19,831	AT&T, Inc.	5.35%	11/01/66	459,683
14,707	AT&T, Inc., Series A	5.00%	(a)	300,758
26,186	AT&T, Inc., Series C	4.75%	(a)	510,627
				1,271,068
	Electric Utilities – 2.5%
107,578	NextEra Energy Capital Holdings, Inc., Series U	6.50%	06/01/85	2,700,208
82,162	SCE Trust VII, Series M	7.50%	(a)	1,900,407
22,992	SCE Trust VIII, Series N	6.95%	(a)	515,711
1,195	Southern (The) Co.	5.25%	12/01/77	26,899

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
5,252	Southern (The) Co., Series 2020	4.95%	01/30/80	$108,401
				5,251,626
	Financial Services – 1.4%
35	Apollo Global Management, Inc. (b)	7.63%	09/15/53	932
80,878	Corebridge Financial, Inc.	6.38%	12/15/64	1,964,527
42,120	Equitable Holdings, Inc., Series A	5.25%	(a)	871,041
504	Jackson Financial, Inc. (b)	8.00%	(a)	13,195
2,121	Voya Financial, Inc., Series B (b)	5.35%	(a)	52,283
				2,901,978
	Food Products – 0.0%
1,184	CHS, Inc., Series 2	7.10%	(a)	30,287
	Independent Power & Renewable Electricity Producers – 0.5%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	563,284
21,931	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	408,794
				972,078
	Insurance – 6.5%
69,933	AEGON Funding Co., LLC	5.10%	12/15/49	1,402,157
1,105	Allstate (The) Corp., Series H	5.10%	(a)	23,901
27,073	American National Group, Inc.	7.38%	(a)	684,947
4,822	AmTrust Financial Services, Inc. (c)	7.25%	06/15/55	78,599
5,383	AmTrust Financial Services, Inc. (c)	7.50%	09/15/55	83,975
18,434	Arch Capital Group Ltd., Series G	4.55%	(a)	320,752
24,468	Aspen Insurance Holdings Ltd.	5.63%	(a)	502,817
70,607	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,436,852
8,404	Assurant, Inc.	5.25%	01/15/61	165,811
55,851	Athene Holding Ltd. (b)	7.25%	03/30/64	1,406,328
30,676	Athene Holding Ltd., Series A (b)	6.35%	(a)	763,526
42,388	Athene Holding Ltd., Series E (b)	7.75%	(a)	1,113,109
14,000	Axis Capital Holdings Ltd., Series E	5.50%	(a)	287,980
23,975	CNO Financial Group, Inc.	5.13%	11/25/60	471,348
45,312	Enstar Group Ltd., Series D (b)	7.00%	(a)	1,042,176
44,886	F&G Annuities & Life, Inc.	7.95%	12/15/53	1,202,496
87,000	F&G Annuities & Life, Inc.	7.30%	01/15/65	2,097,570
169	MetLife, Inc., Series F	4.75%	(a)	3,422
10,700	Phoenix (The) Cos., Inc.	7.45%	01/15/32	192,600
1,548	Prudential Financial, Inc.	5.63%	08/15/58	37,849
847	Reinsurance Group of America, Inc. (b)	7.13%	10/15/52	21,954
877	Reinsurance Group of America, Inc. (b)	5.75%	06/15/56	21,767
2,571	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	41,419
1,185	W.R. Berkley Corp.	5.10%	12/30/59	23,593
				13,426,948
	Multi-Utilities – 1.3%
4,183	Algonquin Power & Utilities Corp.,Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (d)	8.86%	07/01/79	109,302
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	485,348
28,172	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(a)	476,107
29,027	CMS Energy Corp.	5.88%	10/15/78	663,267
14,866	CMS Energy Corp.	5.88%	03/01/79	345,932
26,819	Sempra	5.75%	07/01/79	595,113
				2,675,069

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Real Estate Management & Development – 0.7%
52,084	Brookfield Property Partners, L.P., Series A	5.75%	(a)	$676,050
49,646	Brookfield Property Partners, L.P., Series A2	6.38%	(a)	706,463
6,525	Brookfield Property Preferred, L.P.	6.25%	07/26/81	106,031
				1,488,544
	Specialized REITs – 0.1%
2,712	National Storage Affiliates Trust, Series A	6.00%	(a)	61,047
5,675	Public Storage, Series L	4.63%	(a)	107,428
				168,475
	Wireless Telecommunication Services – 2.2%
25,468	United States Cellular Corp.	6.25%	09/01/69	650,707
86,880	United States Cellular Corp.	5.50%	03/01/70	1,926,130
86,539	United States Cellular Corp.	5.50%	06/01/70	1,943,666
				4,520,503
	Total $25 Par Preferred Securities			43,745,004
	(Cost $47,029,284)
$1,000 PAR PREFERRED SECURITIES – 2.2%
	Banks – 2.2%
3,881	Wells Fargo & Co., Series L	7.50%	(a)	4,597,200
	(Cost $5,133,780)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 75.7%
	Banks – 40.4%
$400,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (e)	7.75%	(a)	415,514
1,300,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (e)	9.38%	(a)	1,445,548
300,000	Banco de Credito e Inversiones S.A. (b) (e) (f)	8.75%	(a)	322,632
200,000	Banco de Credito e Inversiones S.A. (b) (e) (g)	8.75%	(a)	215,088
900,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.50%	(a)	902,652
1,000,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.63%	(a)	1,010,234
1,100,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.38%	(a)	1,162,742
400,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.75%	(a)	410,156
1,100,000	Banco Santander S.A. (b) (e)	8.00%	(a)	1,185,027
800,000	Banco Santander S.A. (b) (e)	9.63%	(a)	895,095
1,800,000	Banco Santander S.A. (b) (e)	9.63%	(a)	2,130,429
5,645,000	Bank of America Corp. (b)	6.63%	(a)	5,794,892
2,200,000	Bank of Montreal (b)	7.70%	05/26/84	2,307,039
1,100,000	Bank of Montreal (b)	7.30%	11/26/84	1,143,708
310,000	Bank of Montreal, Series 6 (b)	6.88%	11/26/85	311,395
1,500,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	1,596,933
1,500,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	1,602,771
1,200,000	Bank of Nova Scotia (The) (b)	7.35%	04/27/85	1,227,963
550,000	Barclays PLC (b) (e)	4.38%	(a)	523,991
200,000	Barclays PLC (b) (e)	7.63%	(a)	204,233
4,000,000	Barclays PLC (b) (e)	8.00%	(a)	4,249,368
1,100,000	Barclays PLC (b) (e)	9.63%	(a)	1,245,288
650,000	BBVA Bancomer S.A. (b) (e) (f)	5.88%	09/13/34	641,543
500,000	BBVA Bancomer S.A. (b) (e) (f)	7.63%	02/11/35	514,922
1,300,000	BBVA Bancomer S.A. (b) (e) (f)	8.45%	06/29/38	1,386,817
2,150,000	BNP Paribas S.A. (b) (e) (f)	4.63%	(a)	1,931,311
400,000	BNP Paribas S.A. (b) (e) (f)	7.38%	(a)	412,215

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$1,340,000	BNP Paribas S.A. (b) (e) (f)	7.75%	(a)	$1,420,638
1,140,000	BNP Paribas S.A. (b) (e) (f)	8.00%	(a)	1,222,616
2,650,000	BNP Paribas S.A. (b) (e) (f)	8.50%	(a)	2,832,275
300,000	Canadian Imperial Bank of Commerce (b)	6.95%	01/28/85	302,363
1,500,000	Canadian Imperial Bank of Commerce (b)	7.00%	10/28/85	1,517,250
700,000	Citigroup, Inc., Series BB (b)	7.20%	(a)	721,827
903,000	Citigroup, Inc., Series DD (b)	7.00%	(a)	940,441
900,000	Citigroup, Inc., Series FF (b)	6.95%	(a)	909,542
1,300,000	Citigroup, Inc., Series GG (b)	6.88%	(a)	1,314,300
500,000	CoBank ACB (b)	7.25%	(a)	515,307
29,000	CoBank ACB, Series I (b)	6.25%	(a)	29,179
865,000	CoBank ACB, Series K (b)	6.45%	(a)	872,645
1,400,000	Commerzbank AG (b) (e) (g)	7.50%	(a)	1,451,191
3,200,000	Credit Agricole S.A. (b) (e) (f)	6.70%	(a)	3,209,200
300,000	Farm Credit Bank of Texas (b)	7.75%	(a)	311,448
600,000	Farm Credit Bank of Texas, Series 3 (b) (f)	6.20%	(a)	598,500
260,000	Farm Credit Bank of Texas, Series 6 (b)	7.00%	(a)	264,550
760,000	HSBC Holdings PLC (b) (e)	6.88%	(a)	785,195
1,800,000	HSBC Holdings PLC (b) (e)	6.95%	(a)	1,851,192
1,100,000	HSBC Holdings PLC (b) (e)	7.05%	(a)	1,123,509
2,000,000	HSBC Holdings PLC (b) (e)	8.00%	(a)	2,119,682
1,000,000	ING Groep N.V. (b) (e) (g)	7.25%	(a)	1,033,077
1,457,000	ING Groep N.V. (b) (e) (g)	8.00%	(a)	1,575,596
3,350,000	JPMorgan Chase & Co., Series NN (b)	6.88%	(a)	3,509,704
325,000	JPMorgan Chase & Co., Series OO (b)	6.50%	(a)	333,965
2,490,000	Lloyds Banking Group PLC (b) (e)	8.00%	(a)	2,665,610
258,000	NatWest Group PLC (b) (e)	8.13%	(a)	283,307
532,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	534,351
1,650,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	1,672,912
2,250,000	Royal Bank of Canada (b)	6.35%	11/24/84	2,149,566
1,200,000	Royal Bank of Canada (b)	6.75%	08/24/85	1,216,200
1,500,000	Societe Generale S.A. (b) (e) (f)	9.38%	(a)	1,609,189
1,200,000	Societe Generale S.A. (b) (e) (f)	10.00%	(a)	1,325,854
720,000	Sumitomo Mitsui Financial Group, Inc. (b) (e)	6.60%	(a)	733,470
200,000	Swedbank AB (b) (e) (g)	7.63%	(a)	210,654
600,000	Swedbank AB (b) (e) (g)	7.75%	(a)	637,125
2,180,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	2,303,362
2,214,000	Wells Fargo & Co. (b)	6.85%	(a)	2,298,843
				83,595,141
	Capital Markets – 6.0%
1,500,000	Ares Finance Co. III LLC (b) (f)	4.13%	06/30/51	1,468,133
1,308,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	1,196,767
4,100,000	Credit Suisse Group AG, Claim (c) (h) (i) (j)			481,750
1,600,000	Credit Suisse Group AG, Claim (c) (h) (i) (j)			188,000
2,425,000	Credit Suisse Group AG, Claim (c) (h) (i) (j)			284,938
1,500,000	Credit Suisse Group AG, Claim (c) (h) (i) (j)			176,250
600,000	Deutsche Bank AG (b) (e) (g)	8.13%	(a)	629,925
550,000	Goldman Sachs Group (The), Inc. (b)	6.85%	(a)	563,068
494,000	Goldman Sachs Group (The), Inc., Series W (b)	7.50%	(a)	523,024
2,611,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(a)	2,734,579
1,200,000	Goldman Sachs Group (The), Inc., Series Y (b)	6.13%	(a)	1,189,633
1,100,000	Nomura Holdings, Inc. (b) (e)	7.00%	(a)	1,114,992
513,000	State Street Corp., Series I (b)	6.70%	(a)	530,183

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$1,300,000	State Street Corp., Series J (b)	6.70%	(a)	$1,351,304
				12,432,546
	Diversified Telecommunication Services – 1.5%
1,800,000	Bell Canada (b)	7.00%	09/15/55	1,831,302
438,000	TELUS Corp. (b)	6.63%	10/15/55	443,729
806,000	TELUS Corp. (b)	7.00%	10/15/55	818,023
				3,093,054
	Electric Utilities – 4.5%
1,980,000	American Electric Power Co., Inc. (b)	6.95%	12/15/54	2,095,078
275,000	American Electric Power Co., Inc. (b)	7.05%	12/15/54	287,717
975,000	Duke Energy Corp. (b)	6.45%	09/01/54	1,006,316
1,700,000	Entergy Corp. (b)	7.13%	12/01/54	1,764,223
950,000	EUSHI Finance, Inc. (b)	7.63%	12/15/54	994,961
1,335,000	NextEra Energy Capital Holdings, Inc. (b)	6.75%	06/15/54	1,396,243
590,000	NextEra Energy Capital Holdings, Inc. (b)	6.50%	08/15/55	610,394
1,100,000	Southern (The) Co., Series 2025 (b)	6.38%	03/15/55	1,140,933
				9,295,865
	Financial Services – 2.2%
2,500,000	American AgCredit Corp. (b) (f)	5.25%	(a)	2,431,250
1,500,000	Capital Farm Credit ACA, Series 1 (b) (f)	5.00%	(a)	1,500,000
600,000	Compeer Financial ACA (b) (f)	4.88%	(a)	583,500
				4,514,750
	Food Products – 3.2%
300,000	Dairy Farmers of America, Inc. (k)	7.13%	(a)	288,000
1,305,000	Land O’Lakes Capital Trust I (k)	7.45%	03/15/28	1,304,934
1,400,000	Land O’Lakes, Inc. (f)	7.00%	(a)	1,169,840
1,200,000	Land O’Lakes, Inc. (f)	7.25%	(a)	1,033,428
3,000,000	Land O’Lakes, Inc. (f)	8.00%	(a)	2,876,340
				6,672,542
	Gas Utilities – 0.4%
880,000	AltaGas Ltd. (b) (f)	7.20%	10/15/54	888,944
	Independent Power & Renewable Electricity Producers – 0.8%
1,404,000	AES (The) Corp. (b)	6.95%	07/15/55	1,356,295
306,000	AES (The) Corp. (b)	7.60%	01/15/55	309,838
				1,666,133
	Insurance – 8.7%
1,822,000	Assurant, Inc. (b)	7.00%	03/27/48	1,861,859
850,000	Assured Guaranty Municipal Holdings, Inc. (b) (f)	6.40%	12/15/66	786,345
900,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	866,464
2,000,000	CNP Assurances SACA (b) (e) (g)	4.88%	(a)	1,821,215
1,000,000	Fortegra Financial Corp. (b) (k)	8.50%	10/15/57	991,250
2,364,000	Global Atlantic Fin Co. (b) (f)	4.70%	10/15/51	2,314,555
1,121,000	Global Atlantic Fin Co. (b) (f)	7.95%	10/15/54	1,174,253
2,870,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (f)	6.71%	02/12/47	2,673,305
1,174,000	Kuvare US Holdings, Inc. (b) (f)	7.00%	02/17/51	1,172,672
1,920,000	Lancashire Holdings Ltd. (b) (g)	5.63%	09/18/41	1,853,115
1,200,000	Meiji Yasuda Life Insurance Co. (b) (f)	6.10%	06/11/55	1,215,768
600,000	MetLife, Inc., Series G (b)	6.35%	03/15/55	616,910

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$561,000	Nippon Life Insurance Co. (b) (f)	6.50%	04/30/55	$587,622
				17,935,333
	Multi-Utilities – 3.1%
500,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	485,895
75,000	CenterPoint Energy, Inc., Series B (b)	6.85%	02/15/55	78,404
1,848,000	Dominion Energy, Inc. (b)	6.63%	05/15/55	1,898,225
140,000	Dominion Energy, Inc., Series A (b)	6.88%	02/01/55	146,588
650,000	Dominion Energy, Inc., Series B (b)	7.00%	06/01/54	695,051
900,000	NiSource, Inc. (b)	6.38%	03/31/55	913,751
1,062,000	Sempra (b)	4.13%	04/01/52	1,028,198
1,290,000	Sempra (b)	6.40%	10/01/54	1,251,120
				6,497,232
	Oil, Gas & Consumable Fuels – 3.2%
1,040,000	Enbridge, Inc. (b)	7.63%	01/15/83	1,106,499
1,942,000	Enbridge, Inc. (b)	8.50%	01/15/84	2,192,062
690,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	684,548
274,000	Energy Transfer, L.P., Series G (b)	7.13%	(a)	281,215
540,000	Transcanada Trust (b)	5.60%	03/07/82	525,804
1,711,000	Venture Global LNG, Inc. (b) (f)	9.00%	(a)	1,712,976
				6,503,104
	Trading Companies & Distributors – 0.7%
1,387,000	Air Lease Corp., Series D (b)	6.00%	(a)	1,365,962
	Wireless Telecommunication Services – 1.0%
2,094,000	Rogers Communications, Inc. (b)	7.13%	04/15/55	2,143,865
	Total Capital Preferred Securities			156,604,471
	(Cost $160,169,134)

Total Investments – 99.1%	204,946,675
(Cost $212,332,198)
Net Other Assets and Liabilities – 0.9%	1,874,323
Net Assets – 100.0%	$206,820,998

(a)	Perpetual maturity.
(b)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2025. At a predetermined date, the fixed rate will change to a variable rate.
(c)
This security is fair valued by the First Trust Advisors L.P.’s (the “Advisor”) Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At July 31, 2025, securities noted as such are valued at $1,293,512 or 0.6% of net assets.

(d)	Floating or variable rate security.
(e)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2025, securities noted as such amounted to $50,860,317 or 24.6% of net assets. Of these securities, 12.9% originated in emerging markets, and 87.1% originated in foreign markets.

(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $44,502,427 or 21.5% of net assets.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Claim pending with the administrative court of Switzerland.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(k)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(see Restricted Securities table).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Country Allocation	% of Net Assets
United States	55.8%
Canada	13.5
France	7.6
United Kingdom	7.3
Bermuda	3.8
Spain	2.9
Mexico	2.9
Japan	1.8
Netherlands	1.3
Germany	1.0
Switzerland	0.5
Sweden	0.4
Chile	0.3
Total Investments	99.1
Net Other Assets and Liabilities	0.9
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$13,426,948	$12,029,598	$1,397,350	$—
Other Industry Categories*	30,318,056	30,318,056	—	—
$1,000 Par Preferred Securities*	4,597,200	4,597,200	—	—
Capital Preferred Securities:
Capital Markets	12,432,546	—	11,301,608	1,130,938
Other Industry Categories*	144,171,925	—	144,171,925	—
Total Investments	$204,946,675	$46,944,854	$156,870,883	$1,130,938

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of July 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	10/04/16	$300,000	$96.00	$310,125	$288,000	0.14%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	1,000,000	99.13	1,000,000	991,250	0.48
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	07/23/14-03/20/15	1,305,000	99.99	1,324,199	1,304,934	0.63
				$2,634,324	$2,584,184	1.25%